MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 23, 2016	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
SOS Note		$ 1,000,000	$ 0
Current Liabilities
Account payable and accrued expenses	$ 7,200,000
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares of Lilis Common Stock issued to Brushy shareholders	5,785,119
Lilis Common Stock closing price on June 23, 2016	$ 1.20
Fair value of Common Stock issued	$ 6,942,000
Cash consideration paid to SOS	500,000
SOS Note	1,000,000
Fair value of SOS warrant	170,000
Warrant liability - repricing derivative	164,000
Advance to Brushy pre-merger	2,508,000
Total purchase price	11,284,000
Current Liabilities
Account payable and accrued expenses	5,650,000
Accrued expenses - penalties assumed with Merger	738,000
Term loan - Independent Bank	11,379,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	17,767,000
Long-Term Debt	18,600,000
Asset Retirement Obligation	777,000
Amount attributable to liabilities assumed	18,563,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	29,847,000
Current Assets:
Cash	706,000
Other current assets	603,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	1,309,000
Oil and Gas Properties:
Evaluated properties	7,512,000
Unevaluated properties	20,625,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	28,137,000
Other assets
Other Property Plant & Equipment	42,000
Other assets	359,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets	401,000
Total Asset Value	$ 29,847,000